SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

On September 19, 2024, China Liberal entered into subscription agreements (the “Subscription Agreements”) with ten individuals (the “Investors”), including Ms. Ngai Ngai Lam, the chief executive officer and chairperson of the board of directors of China Liberal, pursuant to which the Investors agreed to subscribe for and purchase, and China Liberal agreed to issue and sell to the Investors, an aggregate of 250,000,000 ordinary shares of China Liberal, par value $0.015 per share, at a purchase price of $0.28 per ordinary share and an aggregate purchase price of $70.0 million.